As filed with the Securities and Exchange Commission on October 27, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-23063)

Horizon Funds
 (Exact name of registrant as specified in charter)

13024 Ballantyne Corporate Place, Suite 225
Charlotte, North Carolina 28277
 (Address of principal executive offices) (Zip code)

Matthew Chambers
Horizon Funds
13024 Ballantyne Corporate Place, Suite 225
Charlotte, North Carolina 28277
 (Name and address of agent for service)

(866) 371-2399
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2017

Date of reporting period:  August 31, 2017

Item 1. Schedule of Investments.

Horizon Active Asset Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2017

Shares			Value
	EXCHANGE TRADED FUNDS - 98.4%
	Equity Funds - 98.4%
1,029,703	Deutsche X-trackers MSCI Europe Hedged Equity ETF		$28,358,020
139,784	Global X Scientific Beta US ETF		4,059,327
462,780	Global X SuperDividend ETF		10,070,093
645,173	iShares Core MSCI EAFE ETF		40,432,992
1,121,312	iShares Core MSCI Emerging Markets ETF		60,562,061
608,721	iShares Exponential Technologies ETF		20,465,200
118,857	iShares U.S. Aerospace & Defense ETF		20,319,793
1,012,032	SPDR EURO STOXX 50 ETF		40,248,513
298,972	Vanguard FTSE Pacific ETF		20,246,384
681,622	Vanguard Growth ETF		89,837,779
229,674	Vanguard High Dividend Yield ETF		18,208,555
538,600	Vanguard Value ETF (a)		52,561,974
	TOTAL EXCHANGE TRADED FUNDS (Cost - $389,941,261)		405,370,691

Contracts		Notional Amount
	PURCHASED OPTIONS - 0.4% *
	PURCHASED CALL OPTIONS - 0.3% *
	CBOE S&P 500 Index
300	Expiration: December 2017, Exercise Price $2,650 **	74,149,500	55,500
300	Expiration: December 2017, Exercise Price $2,625 **	74,149,500	92,250
700	Expiration: December 2017, Exercise Price $2,700 **	173,015,500	68,250
400	Expiration: January 2018, Exercise Price $2,700 **	98,866,000	70,000
250	Expiration: December 2018, Exercise Price $3,000 **	61,791,250	148,750
350	Expiration: December 2017, Exercise Price $2,600 **	86,507,750	194,250
	Consumer Staples Select Sector SPDR Fund
4,000	Expiration: September 2017, Exercise Price $58 **	21,884,000	4,000
	Health Care Select Sector SPDR Fund
1,400	Expiration: September 2017, Exercise Price $82 **	11,380,600	33,600
1,400	Expiration: September 2017, Exercise Price $83 **	11,380,600	11,200
	iShares MSCI EAFE ETF
4,500	Expiration: September 2017, Exercise Price $68 **	30,105,000	15,750
	iShares MSCI Europe Financials ETF
2,000	Expiration: October 2017, Exercise Price $22 **	4,534,000	190,000
	PowerShares DB US Dollar Index Bullish Fund
4,000	Expiration: December 2017, Exercise Price $26 **	9,612,000	12,000
	SPDR Dow Jones Industrial Average ETF Trust
1,400	Expiration: October 2017, Exercise Price $228 **	30,732,800	18,900
	SPDR EURO STOXX 50 ETF
6,000	Expiration: September 2017, Exercise Price $40 **	23,862,000	132,000
	SPDR S&P 500 ETF Trust
3,000	Expiration: September 2017, Exercise Price $256 **	74,247,000	7,500
1,500	Expiration: December 2017, Exercise Price $260 **	37,123,500	104,250
	TOTAL PURCHASED CALL OPTIONS (Cost - $2,304,777)		1,158,200

	PURCHASED PUT OPTIONS - 0.1% *
	CBOE S&P 500 Index
150	Expiration: October 2017, Exercise Price $2,400 **	37,074,750	171,750
	CBOE S&P 500 Volitility
1,000	Expiration: September 2017, Exercise Price $11.50 **	1,059,000	32,500
1,000	Expiration: September 2017, Exercise Price $14.50 **	1,059,000	250,000
	TOTAL PURCHASED PUT OPTIONS (Cost - $621,009)		454,250

	TOTAL PURCHASED OPTIONS (Cost - $2,925,786)		1,612,450

Shares	SHORT-TERM INVESTMENTS - 3.0%
12,311,119	Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class, 0.89% + (a)		12,311,119
	TOTAL SHORT-TERM INVESTMENTS (Cost - $12,311,119)		12,311,119

	TOTAL INVESTMENTS - 101.8% (Cost - $405,178,166) (b)		419,294,260
	Liabilities In Excess Of Other Assets - (1.8)%		(7,544,070)
	NET ASSETS - 100.0%		$411,750,190

Contracts		Notional Amount	Value
	SCHEDULE OF OPTIONS WRITTEN - (0.2)% *
	SCHEDULE OF CALL OPTIONS WRITTEN - 0.0% * ^
	SPDR EURO STOXX 50 ETF
6,000	Expiration: January 2018, Exercise Price $43 **	23,862,000	$117,000
	TOTAL WRITTEN CALL OPTIONS (Premiums Received $146,723)		117,000

	SCHEDULE OF PUT OPTIONS WRITTEN - (0.2)%
	CBOE S&P 500 Index
150	Expiration: September 2017, Exercise Price $2,400 **	37,074,750	120,750
100	Expiration: January 2018, Exercise Price $2,100 **	24,716,500	132,000
	CBOE S&P 500 Volitility
2,000	Expiration: September 2017, Exercise Price $13 **	2,118,000	255,000
	Health Care Select Sector SPDR Fund
2,800	Expiration: September 2017, Exercise Price $77 **	22,761,200	16,800
	PowerShares DB US Dollar Index Bullish Fund
8,000	Expiration: December 2017, Exercise Price $24 **	19,224,000	272,000
	SPDR S&P 500 ETF Trust
750	Expiration: December 2017, Exercise Price $220 **	18,561,750	129,375
	TOTAL WRITTEN PUT OPTIONS (Premiums Received $1,043,334)		925,925

	TOTAL OPTIONS WRITTEN (Premiums Received $1,190,057)		$1,042,925

* Each Option is equivalent to 100 shares of the underlying security.
** Non-income producing security.
+ Money Market Fund; interest rate reflects seven-day yield on August 31, 2017.
^ Less than 0.1%
(a) All or a portion of the security is segregated as collateral for options written.
(b) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes, including options written, is $403,988,109 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Horizon Active Risk Assist Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2017

Shares		Value
	EXCHANGE TRADED FUNDS - 94.2%
	Equity Funds - 94.2%
925,739	Deutsche X-trackers MSCI Europe Hedged Equity ETF	$25,494,852
125,498	Global X Scientific Beta US ETF	3,644,462
415,485	Global X SuperDividend ETF	9,040,954
580,352	iShares Core MSCI EAFE ETF	36,370,660
1,008,652	iShares Core MSCI Emerging Markets ETF	54,477,295
106,915	iShares U.S. Aerospace & Defense ETF	18,278,188
910,353	SPDR EURO STOXX 50 ETF	36,204,739
268,934	Vanguard FTSE Pacific ETF	18,212,210
556,864	Vanguard Growth ETF	73,394,675
206,642	Vanguard High Dividend Yield ETF	16,382,578
135,414	Vanguard Small-Cap ETF	18,398,700
409,878	Vanguard Value ETF (a)	39,999,994
	TOTAL EXCHANGE TRADED FUNDS (Cost - $338,825,999)	349,899,307

	CLOSED-END FUNDS - 0.0%
	Professional, Scientific, And Technical Services - 0.0%
295	Altaba, Inc. **	18,904
	TOTAL CLOSED-END FUNDS (Cost - $15,397)	18,904

	COMMON STOCKS - 3.6%
	Advertising - 0.0%
1,494	Interpublic Group of Cos., Inc.	30,089
225	Omnicom Group, Inc.	16,286
		46,375
	Aerospace/Defense - 0.1%
1,330	Arconic, Inc.	33,875
545	Harris Corp.	66,980
193	L3 Technologies, Inc.	35,026
37	Northrop Grumman Corp.	10,072
56	Raytheon Co.	10,193
234	Rockwell Collins, Inc.	30,666
114	TransDigm Group, Inc.	29,715
		216,527
	Agriculture - 0.0%
534	Archer-Daniels-Midland Co.	22,065

	Airlines - 0.0%
431	Alaska Air Group, Inc.	32,178
351	American Airlines Group, Inc.	15,704
212	Delta Air Lines, Inc.	10,004
199	Southwest Airlines Co.	10,376
227	United Continental Holdings, Inc. **	14,065
		82,327
	Apparel - 0.1%
1,863	Hanesbrands, Inc.	45,196
1,848	Michael Kors Holdings Ltd. **	78,023
884	Ralph Lauren Corp., Class A	77,695
1,590	Under Armour, Inc., Class A **	25,678
1,711	Under Armour, Inc., Class C **	25,836
279	VF Corp.	17,541
		269,969

	Auto Manufacturers - 0.0%
699	Ford Motor Co.	7,710
292	PACCAR, Inc.	19,368
		27,078
	Auto Parts & Equipment - 0.0%
879	BorgWarner, Inc.	40,794
180	Delphi Automotive PLC	17,352
1,122	Goodyear Tire & Rubber Co.	33,997
		92,143
	Banks - 0.1%
166	Bank of New York Mellon Corp.	8,678
265	BB&T Corp.	12,214
136	Capital One Financial Corp.	10,827
623	Citizens Financial Group, Inc.	20,640
442	Comerica, Inc.	30,167
878	Fifth Third Bancorp	22,942
2,168	Huntington Bancshares, Inc.	27,295
1,104	KeyCorp	19,000
104	M&T Bank Corp.	15,377
214	Northern Trust Corp.	18,939
1,690	Regions Financial Corp.	23,846
145	State Street Corp.	13,411
276	SunTrust Banks, Inc.	15,208
1,124	Zions Bancorp	49,074
		287,618
	Beverages - 0.0%
573	Brown-Forman Corp., Class B	30,392
86	Constellation Brands, Inc., Class A	17,209
339	Dr Pepper Snapple Group, Inc.	30,866
324	Molson Coors Brewing Co., Class B	29,079
371	Monster Beverage Corp. **	20,709
		128,255
	Biotechnology - 0.0%
149	Alexion Pharmaceuticals, Inc. **	21,219
98	Illumina, Inc. **	20,037
148	Incyte Corp. **	20,337
18	Regeneron Pharmaceuticals, Inc. **	8,944
111	Vertex Pharmaceuticals, Inc. **	17,820
		88,357
	Building Materials - 0.0%
664	Fortune Brands Home & Security, Inc.	41,520
260	Johnson Controls International PLC	10,293
126	Martin Marietta Materials, Inc.	26,711
919	Masco Corp.	33,792
190	Vulcan Materials Co.	23,039
		135,355
	Chemicals - 0.1%
92	Air Products & Chemicals, Inc.	13,374
313	Albemarle Corp.	36,389
2,414	CF Industries Holdings, Inc.	69,982
420	Eastman Chemical Co.	36,204
550	FMC Corp.	47,421
287	International Flavors & Fragrances, Inc.	39,276
158	LyondellBasell Industries NV, Class A	14,313
69	Monsanto Co.	8,087
2,243	Mosaic Co.	44,815
134	PPG Industries, Inc.	13,979
81	Praxair, Inc.	10,655
37	Sherwin-Williams Co.	12,553
		347,048

	Commercial Services - 0.2%
172	Automatic Data Processing, Inc.	18,313
250	Cintas Corp.	33,752
82	Ecolab, Inc.	10,931
182	Equifax, Inc.	25,930
600	Gartner, Inc. **	72,354
640	Global Payments, Inc.	61,114
2,208	H&R Block, Inc.	59,042
157	Moody's Corp.	21,043
801	Nielsen Holdings PLC	31,119
243	PayPal Holdings, Inc. **	14,988
2,693	Quanta Services, Inc. **	96,759
1,478	Robert Half International, Inc.	66,953
76	S&P Global, Inc.	11,729
1,221	Total System Services, Inc.	84,395
427	United Rentals, Inc. **	50,412
378	Verisk Analytics, Inc. **	30,637
4,558	Western Union Co.	86,237
		775,708
	Computers - 0.2%
79	Accenture PLC, Class A	10,330
304	Cognizant Technology Solutions Corp., Class A	21,514
4,651	CSRA, Inc.	146,553
492	DXC Technology Co.	41,820
1,704	Hewlett Packard Enterprise Co.	30,774
1,517	HP, Inc.	28,944
1,968	NetApp, Inc.	76,083
1,550	Seagate Technology PLC	48,872
7,560	Teradata Corp. **	241,315
356	Western Digital Corp.	31,424
		677,629
	Cosmetics/Personal Care - 0.0%
107	Colgate-Palmolive Co.	7,666
1,955	Coty, Inc., Class A	32,414
158	Estee Lauder Cos., Inc., Class A	16,904
		56,984
	Distribution/Wholesale - 0.0%
746	Fastenal Co.	31,832
1,086	LKQ Corp. **	37,630
228	WW Grainger, Inc.	37,066
		106,528
	Diversified Financial Services - 0.2%
282	Affiliated Managers Group, Inc.	49,827
238	Alliance Data Systems Corp.	53,669
170	Ameriprise Financial, Inc.	23,547
467	CBOE Holdings, Inc.	47,116
78	CME Group, Inc.	9,812
302	Discover Financial Services	17,803
1,109	E*TRADE Financial Corp. **	45,480
388	Franklin Resources, Inc.	16,773
171	Intercontinental Exchange, Inc.	11,058
869	Invesco Ltd.	28,486
513	Nasdaq, Inc.	38,670

6,257	Navient Corp.	82,592
472	Raymond James Financial, Inc.	36,967
620	Synchrony Financial	19,090
323	T. Rowe Price Group, Inc.	27,248
		508,138
	Electric - 0.2%
4,639	AES Corp.	51,215
1,099	Alliant Energy Corp.	46,971
558	Ameren Corp.	33,475
170	American Electric Power Co., Inc.	12,517
1,242	CenterPoint Energy, Inc.	36,788
681	CMS Energy Corp.	33,056
201	Consolidated Edison, Inc.	16,938
107	Dominion Energy, Inc.	8,428
200	DTE Energy Co.	22,464
202	Edison International	16,196
380	Entergy Corp.	30,085
348	Eversource Energy	21,924
346	Exelon Corp.	13,103
1,106	FirstEnergy Corp.	36,034
4,353	NRG Energy, Inc.	108,433
182	PG&E Corp.	12,809
498	Pinnacle West Capital Corp.	44,805
410	PPL Corp.	16,088
432	Public Service Enterprise Group, Inc.	20,235
625	SCANA Corp.	37,738
165	Southern Co.	7,963
337	WEC Energy Group, Inc.	21,979
378	Xcel Energy, Inc.	18,711
		667,955
	Electrical Components & Equipment - 0.0%
290	Acuity Brands, Inc.	51,269
484	AMETEK, Inc.	30,613
179	Emerson Electric Co.	10,568
		92,450
	Electronics - 0.2%
376	Agilent Technologies, Inc.	24,335
709	Allegion PLC	55,805
454	Amphenol Corp., Class A	36,747
1,009	Corning, Inc.	29,019
4,447	FLIR Systems, Inc.	168,986
310	Fortive Corp.	20,141
698	Garmin Ltd.	35,947
49	Mettler-Toledo International, Inc. **	29,649
943	PerkinElmer, Inc.	63,171
361	TE Connectivity Ltd.	28,736
156	Waters Corp. **	28,623
		521,159
	Engineering & Construction - 0.0%
1,400	Fluor Corp.	53,998
1,169	Jacobs Engineering Group, Inc.	63,699
		117,697
	Environmental Control - 0.0%
304	Republic Services, Inc.	19,833
801	Stericycle, Inc. **	57,584
179	Waste Management, Inc.	13,803
		91,220

	Food - 0.1%
551	Campbell Soup Co.	25,456
845	Conagra Brands, Inc.	27,429
280	General Mills, Inc.	14,913
197	Hershey Co.	20,669
850	Hormel Foods Corp.	26,129
287	J.M. Smucker Co.	30,066
288	Kellogg Co.	18,852
653	Kroger Co.	14,281
396	McCormick & Co., Inc.	37,671
172	Mondelez International, Inc., Class A	6,994
330	Sysco Corp.	17,381
395	Tyson Foods, Inc., Class A	25,004
		264,845
	Forest Products & Paper - 0.0%
332	International Paper Co.	17,885

	Gas - 0.0%
1,992	NiSource, Inc.	53,525
130	Sempra Energy	15,331
		68,856
	Hand/Machine Tools - 0.0%
295	Snap-on, Inc.	43,533
141	Stanley Black & Decker, Inc.	20,304
		63,837
	Healthcare Products - 0.1%
235	Baxter International, Inc.	14,579
51	Becton Dickinson and Co.	10,172
400	Boston Scientific Corp. **	11,020
153	Cooper Cos., Inc.	38,377
59	CR Bard, Inc.	18,928
462	Dentsply Sirona, Inc.	26,135
153	Edwards Lifesciences Corp. **	17,390
158	Henry Schein, Inc. **	27,442
763	Hologic, Inc. **	29,452
189	IDEXX Laboratories, Inc. **	29,376
14	Intuitive Surgical, Inc. **	14,065
2,014	Patterson Cos., Inc.	77,539
57	Stryker Corp.	8,058
440	Varian Medical Systems, Inc. **	46,750
134	Zimmer Biomet Holdings, Inc.	15,312
		384,595
	Healthcare Services - 0.1%
57	Aetna, Inc.	8,989
44	Anthem, Inc.	8,626
410	Centene Corp. **	36,428
59	Cigna Corp.	10,741
505	DaVita, Inc. **	29,573
1,095	Envision Healthcare Corp. **	57,389
159	HCA Healthcare, Inc. **	12,507
55	Humana, Inc.	14,169
208	Laboratory Corp. of America Holdings **	32,629
268	Quest Diagnostics, Inc.	29,038
324	Universal Health Services, Inc.	35,034
		275,123

	Holding Companies-Diversified - 0.0%
1,792	Leucadia National Corp.	42,435

	Home Builders - 0.0%
817	DR Horton, Inc.	29,535
540	Lennar Corp., Class A	27,950
1,959	PulteGroup, Inc.	50,581
		108,066
	Home Furnishings - 0.0%
955	Leggett & Platt, Inc.	43,901
127	Whirlpool Corp.	21,796
		65,697
	Household Products/Wares - 0.1%
660	Avery Dennison Corp.	62,212
773	Church & Dwight Co., Inc.	38,782
221	Clorox Co.	30,615
91	Kimberly-Clark Corp.	11,219
		142,828
	Housewares - 0.0%
252	Newell Brands, Inc.	12,167

	Insurance - 0.1%
177	Aflac, Inc.	14,611
149	Allstate Corp.	13,484
90	Aon PLC, Class A	12,524
701	Arthur J Gallagher & Co.	40,588
744	Assurant, Inc.	70,449
482	Cincinnati Financial Corp.	37,037
435	Hartford Financial Services Group, Inc.	23,520
402	Lincoln National Corp.	27,280
553	Loews Corp.	25,759
132	Marsh & McLennan Cos., Inc.	10,307
345	Principal Financial Group, Inc.	21,569
375	Progressive Corp.	17,430
84	Prudential Financial, Inc.	8,575
616	Torchmark Corp.	47,414
94	Travelers Cos., Inc.	11,391
840	Unum Group	40,471
144	Willis Towers Watson PLC	21,380
895	XL Group Ltd.	36,659
		480,448
	Internet - 0.1%
619	eBay, Inc. **	22,364
110	Expedia, Inc.	16,320
731	F5 Networks, Inc. **	87,267
1,511	Symantec Corp.	45,300
1,710	TripAdvisor, Inc. **	73,068
931	VeriSign, Inc. **	96,591
		340,910
	Iron/Steel - 0.0%
373	Nucor Corp.	20,556

	Leisure Time - 0.0%
709	Harley-Davidson, Inc.	33,330
133	Royal Caribbean Cruises Ltd.	16,553
		49,883
	Lodging - 0.0%
88	Marriott International, Inc., Class A	9,115
338	Wyndham Worldwide Corp.	33,692
198	Wynn Resorts Ltd.	27,520
		70,327
	Machinery-Diversified - 0.1%
98	Cummins, Inc.	15,619
83	Deere & Co.	9,622
1,402	Flowserve Corp.	55,070
127	Rockwell Automation, Inc.	20,836
80	Roper Technologies, Inc.	18,453
812	Xylem, Inc.	50,401
		170,001
	Media - 0.1%
227	CBS Corp., Class B	14,542
1,292	Discovery Communications, Inc., Series C **	27,145
1,251	Discovery Communications, Inc., Series A **	27,785
179	DISH Network Corp., Class A **	10,255
3,134	News Corp., Class B	42,936
3,231	News Corp., Class A	43,198
594	Scripps Networks Interactive, Inc., Class A	50,876
7,709	TEGNA, Inc.	97,287
686	Viacom, Inc., Class B	19,620
		333,644
	Mining - 0.0%
1,953	Freeport-McMoRan, Inc. **	28,865
682	Newmont Mining Corp.	26,148
		55,013
	Miscellaneous Manufacturing - 0.1%
401	Dover Corp.	34,037
166	Eaton Corp PLC	11,912
58	Illinois Tool Works, Inc.	7,976
212	Ingersoll-Rand PLC	18,103
129	Parker-Hannifin Corp.	20,755
526	Pentair PLC	32,638
706	Textron, Inc.	34,657
		160,078
	Office/Business Equipment - 0.0%
3,968	Xerox Corp.	128,047

	Oil & Gas - 0.2%
330	Anadarko Petroleum Corp.	13,507
314	Andeavor	31,447
480	Apache Corp.	18,643
1,724	Cabot Oil & Gas Corp.	44,048
18,311	Chesapeake Energy Corp. **	66,652
455	Cimarex Energy Co.	45,359
190	Concho Resources, Inc. **	21,084
763	Devon Energy Corp.	23,958
92	EOG Resources, Inc.	7,819
746	EQT Corp.	46,506
1,317	Helmerich & Payne, Inc.	55,762

646	Hess Corp.	25,130
3,115	Marathon Oil Corp.	34,639
280	Marathon Petroleum Corp.	14,686
3,843	Murphy Oil Corp.	87,082
2,323	Newfield Exploration Co. **	60,700
1,113	Noble Energy, Inc.	26,456
151	Occidental Petroleum Corp.	9,015
130	Phillips 66	10,895
90	Pioneer Natural Resources Co.	11,669
3,175	Range Resources Corp.	55,118
13,965	Transocean, Ltd. **	113,954
221	Valero Energy Corp.	15,050
		839,179
	Oil & Gas Services - 0.0%
315	Baker Hughes & GE Co., Class A	10,678
242	Halliburton Co.	9,431
988	National Oilwell Varco, Inc.	30,302
1,112	TechnipFMC PLC **	28,723
		79,134
	Packaging & Containers - 0.0%
719	Ball Corp.	28,753
1,079	Sealed Air Corp.	47,886
516	WestRock Co.	29,365
		106,004
	Pharmaceuticals - 0.1%
223	AmerisourceBergen Corp.	17,896
236	Cardinal Health, Inc.	15,920
181	Express Scripts Holding Co. **	11,370
2,436	Mallinckrodt PLC **	100,071
76	McKesson Corp.	11,348
536	Mylan NV **	16,873
570	Perrigo Co. PLC	45,007
224	Zoetis, Inc., Class A	14,045
		232,530
	Pipelines - 0.0%
522	Kinder Morgan, Inc.	10,090
804	ONEOK, Inc.	43,545
602	Williams Cos., Inc.	17,897
		71,532
	Real Estate - 0.0%
995	CBRE Group, Inc., Class A **	35,900

	Real Estate Investment Trusts - 0.2%
329	Alexandria Real Estate Equities, Inc.	39,911
1,370	Apartment Investment & Management Co., Class A	62,102
81	AvalonBay Communities, Inc.	15,206
171	Boston Properties, Inc.	20,623
111	Crown Castle International Corp.	12,037
193	Digital Realty Trust, Inc.	22,840
30	Equinix, Inc.	14,052
255	Equity Residential	17,123
93	Essex Property Trust, Inc.	24,735
590	Extra Space Storage, Inc.	45,802
363	Federal Realty Investment Trust	46,076
829	GGP, Inc.	17,202

892	HCP, Inc.	26,590
1,651	Host Hotels & Resorts, Inc.	29,916
1,364	Iron Mountain, Inc.	53,769
124	JBG SMITH Properties **	4,058
2,672	Kimco Realty Corp.	52,425
852	Macerich Co.	44,960
318	Mid-America Apartment Communities, Inc.	33,854
240	Prologis, Inc.	15,206
56	Public Storage	11,499
484	Realty Income Corp.	27,859
613	Regency Centers Corp.	39,428
53	Simon Property Group, Inc.	8,313
361	SL Green Realty Corp.	34,793
1,002	UDR, Inc.	38,898
256	Ventas, Inc.	17,521
249	Vornado Realty Trust	18,548
210	Welltower, Inc.	15,376
495	Weyerhaeuser Co.	16,142
		826,864

	Retail - 0.3%
279	Advance Auto Parts, Inc.	27,314
1,963	AutoNation, Inc. **	89,061
34	AutoZone, Inc. **	17,967
1,854	Bed Bath & Beyond, Inc.	51,152
352	Best Buy Co., Inc.	19,099
506	CarMax, Inc. **	33,978
58	Chipotle Mexican Grill, Inc. **	18,369
587	Coach, Inc.	24,478
341	Darden Restaurants, Inc.	27,993
226	Dollar General Corp.	16,399
262	Dollar Tree, Inc. **	20,866
909	Foot Locker, Inc.	32,024
1,655	Gap, Inc.	39,091
273	Genuine Parts Co.	22,613
1,446	Kohl's Corp.	57,522
432	L Brands, Inc.	15,647
2,242	Macy's, Inc.	46,566
965	Nordstrom, Inc.	43,058
70	O'Reilly Automotive, Inc. **	13,729
400	PVH Corp.	50,356
239	Ross Stores, Inc.	13,970
1,434	Signet Jewelers Ltd.	90,442
6,492	Staples, Inc.	66,316
191	Target Corp.	10,415
332	Tiffany & Co.	30,345
846	Tractor Supply Co.	50,345
62	Ulta Beauty, Inc. **	13,703
195	Yum! Brands, Inc.	14,980
		957,798
	Savings & Loans - 0.0%
3,877	People's United Financial, Inc.	64,746

	Semiconductors - 0.1%
5,870	Advanced Micro Devices, Inc. **	76,310
333	Analog Devices, Inc.	27,862
377	Applied Materials, Inc.	17,010
33	Broadcom Ltd.	8,318
505	KLA-Tencor Corp.	47,314
207	Lam Research Corp.	34,358
503	Microchip Technology, Inc.	43,660
736	Micron Technology, Inc. **	23,530
58	NVIDIA Corp.	9,828
1,154	Qorvo, Inc. **	84,496
164	QUALCOMM, Inc.	8,572
402	Skyworks Solutions, Inc.	42,355
122	Texas Instruments, Inc.	10,104
764	Xilinx, Inc.	50,470
		484,187
	Software - 0.2%
316	Activision Blizzard, Inc.	20,717
86	Adobe Systems, Inc. **	13,344
1,872	Akamai Technologies, Inc. **	88,265
314	Autodesk, Inc. **	35,940
1,853	CA, Inc.	61,483
295	Cerner Corp. **	19,995
808	Citrix Systems, Inc. **	63,194
213	Electronic Arts, Inc. **	25,879
331	Fidelity National Information Services, Inc.	30,756
244	Fiserv, Inc. **	30,185
157	Intuit, Inc.	22,208
614	Paychex, Inc.	35,016
563	Red Hat, Inc. **	60,522
148	salesforce.com, Inc. **	14,133
956	Synopsys, Inc. **	76,882
		598,519
	Telecommunications - 0.1%
964	CenturyLink, Inc.	19,010
2,493	Juniper Networks, Inc.	69,131
323	Level 3 Communications, Inc. **	17,581
661	Motorola Solutions, Inc.	58,247
		163,969
	Textiles - 0.0%
81	Mohawk Industries, Inc. **	20,503

	Toys/Games/Hobbies - 0.0%
238	Hasbro, Inc.	23,384
2,088	Mattel, Inc.	33,867
		57,251
	Transportation - 0.1%
643	CH Robinson Worldwide, Inc.	45,415
161	CSX Corp.	8,082
747	Expeditors International of Washington, Inc.	41,907
477	JB Hunt Transport Services, Inc.	47,170
395	Kansas City Southern	40,855
103	Norfolk Southern Corp.	12,414
1,755	Ryder System, Inc.	136,188
		332,031
	Water - 0.0%
371	American Water Works Co., Inc.	30,014

	TOTAL COMMON STOCKS (Cost - $13,555,131)		13,513,987

Contracts		Notional Amount
	PURCHASED OPTIONS - 0.4%
	PURCHASED CALL OPTIONS - 0.1% *
	CBOE S&P 500 Index
100	Expiration: December 2017, Exercise Price $2,700 **	24,716,500	9,750
150	Expiration: December 2018, Exercise Price $3,000**	37,074,750	89,250
	Consumer Staples Select Sector SPDR Fund
3,500	Expiration: September 2017, Exercise Price $58 **	19,148,500	3,500
	Health Care Select Sector SPDR Fund
600	Expiration: September 2017, Exercise Price $83 **	4,877,400	4,800
600	Expiration: September 2017, Exercise Price $82 **	4,877,400	14,400
	iPATH S&P 500 VIX Short-Term Futures ETN
2,500	Expiration: September 2017, Exercise Price $65 **	11,580,000	176,250
5,000	Expiration: September 2017, Exercise Price $15 **	23,160,000	47,500
7,500	Expiration: September 2017, Exercise Price $18 **	34,740,000	22,500
	iShares MSCI EAFE ETF
3,000	Expiration: September 2017, Exercise Price $68 **	20,070,000	10,500
	TOTAL PURCHASED CALL OPTIONS (Cost - $1,188,153)		378,450

	PURCHASED PUT OPTIONS - 0.3% *
	CBOE S&P 500 Index
250	Expiration: October 2017, Exercise Price $2,400 **	61,791,250	286,250
	iShares MSCI Emerging Markets ETF
7,000	Expiration: September 2017, Exercise Price $43 **	31,381,000	157,500
	PowerShares QQQ Trust Series 1
2,000	Expiration: September 2017, Exercise Price $140 **	29,240,000	124,000
	SPDR S&P 500 ETF Trust
2,500	Expiration: September 2017, Exercise Price $240 **	61,872,500	221,250
2,000	Expiration: September 2017, Exercise Price $241 **	49,498,000	203,000
	TOTAL PURCHASED PUT OPTIONS (Cost - $3,097,532)		992,000

	TOTAL PURCHASED OPTIONS (Cost - $4,285,685)		1,370,450

Shares	SHORT-TERM INVESTMENTS - 2.0%
7,555,430	Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class, 0.89% +		7,555,430
	TOTAL SHORT-TERM INVESTMENTS (Cost - $7,555,430)		7,555,430

	TOTAL INVESTMENTS - 100.2% (Cost - $364,237,642) (b)		372,358,078
	Liabilities in Excess of Other Assets - (0.2)%		(854,200)
	NET ASSETS - 100.0%		$371,503,878

Contracts		Notional Amount	Value
	SCHEDULE OF CALL OPTIONS WRITTEN - 0.0% *
	iPATH S&P 500 VIX Short-Term Futures ETN
5,000	Expiration: September 2017, Exercise Price $17 **	23,160,000	$17,500
7,500	Expiration: September 2017, Exercise Price $20 **	34,740,000	11,250
2,500	Expiration: September 2017, Exercise Price $70 **	11,580,000	125,000
	TOTAL WRITTEN CALL OPTIONS (Premiums Received $421,039)		153,750

	SCHEDULE OF PUT OPTIONS WRITTEN - (0.1)% *
250	CBOE S&P 500 Index
	Expiration: September 2017, Exercise Price $2,400 **	61,791,250	201,250

1,200	Health Care Select Sector SPDR Fund
	Expiration: September 2017, Exercise Price $77 **	9,754,800	7,200
7,000	iShares MSCI Emerging Markets ETF
	Expiration: September 2017, Exercise Price $39 **	31,381,000	31,500
2,000	PowerShares QQQ Trust Series 1
	Expiration: September 2017, Exercise Price $131 **	29,240,000	28,000
	SPDR S&P 500 ETF Trust
4,500	Expiration: September 2017, Exercise Price $230 **	111,370,500	119,250
	TOTAL WRITTEN PUT OPTIONS (Premiums Received $1,119,050)		387,200

	TOTAL OPTIONS WRITTEN (Premiums Received $1,540,089)		$540,950

* Each Option is equivalent to 100 shares of the underlying security
** Non-income producing security.
+ Money Market Fund; interest rate reflects seven-day yield on August 31, 2017.
(a) All or a portion of the security is segregated as collateral for options written.
(b) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes, including options written, is $362,697,553 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Horizon Active Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2017

Shares			Value
	EXCHANGE TRADED FUNDS - 98.2%
	Bond Funds - 90.3%
362,808	Deutsche X-Trackers USD High Yield Corporate Bond ETF		$18,604,794
115,541	iShares 3-7 Year Treasury Bond ETF		14,403,341
285,289	iShares 7-10 Year Treasury Bond ETF		30,879,681
203,508	iShares iBoxx $ Investment Grade Corporate Bond ETF (a)		24,748,608
176,926	iShares JP Morgan USD Emerging Markets Bond ETF		20,716,265
434,542	SPDR Blackstone / GSO Senior Loan ETF		20,597,291
1,202,996	SPDR Doubleline Total Return Tactical ETF (c)		59,596,422
			189,546,402

	Equity Funds - 7.9%
868,901	PowerShares Financial Preferred Portfolio		16,535,186
	TOTAL EXCHANGE TRADED FUNDS (Cost - $203,725,838)		206,081,588

Contracts		Notional Amount
	PURCHASED CALL OPTIONS - 0.1% *
	iShares 20+ Year Treasury Bond ETF
1,000	Expiration: December 2017, Exercise Price $128 **	12,799,000	263,500
	iShares U.S. Preferred Stock ETF
10	Expiration: October 2017, Exercise Price $39 **	39,050	75
470	Expiration: October 2017, Exercise Price $40 **	1,835,350	1,175
	TOTAL PURCHASED CALL OPTIONS (Cost - $215,609)		264,750

Shares	SHORT-TERM INVESTMENTS - 4.7%
9,946,429	Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class, 0.89% +		9,946,429
	TOTAL SHORT-TERM INVESTMENTS (Cost - $9,946,429)		9,946,429

	TOTAL INVESTMENTS - 103.0% (Cost - $213,887,876) (b)		216,292,767
	Liabilities In Excess Of Other Assets - (3.0)%		(6,434,651)
	NET ASSETS - 100.0%		$209,858,116

Contracts		Notional Amount
	SCHEDULE OF OPTIONS WRITTEN - 0.0% * ^
	SCHEDULE OF CALL OPTIONS WRITTEN - 0.0% * ^
1,000	iShares 20+ Year Treasury Bond ETF
	Expiration: September 2017, Exercise Price $128 **	12,799,000	$84,500
	TOTAL WRITTEN CALL OPTIONS (Premiums Received $102,445)		84,500

	TOTAL OPTIONS WRITTEN (Premiums Received $102,445)		$84,500

* Each Option is equivalent to 100 shares of the underlying security.
** Non-income producing security.
+ Money Market Fund; interest rate reflects seven-day yield on August 31, 2017.
^ Less than 0.1%
(a) All or a portion of the security is segregated as collateral for options written.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including options written, is $213,785,431 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

(c) Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

Horizon Active Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2017

Shares		Value
	COMMON STOCKS - 66.0%
	Apparel - 1.7%
1,654	Hanesbrands, Inc.	$40,126

	Auto Manufacturers - 3.1%
1,039	General Motors Co.	37,965
1,249	Honda Motor Co. Ltd. - ADR	35,097
		73,062
	Banks - 7.9%
633	Bank of Nova Scotia	39,335
440	Canadian Imperial Bank of Commerce	36,943
440	Capital One Financial Corp.	35,028
1,461	Fifth Third Bancorp	38,176
793	HSBC Holdings PLC - ADR	38,381
		187,863
	Beverages - 3.8%
1,989	The Coca-Cola Co.	90,599

	Biotechnology - 3.9%
1,109	Gilead Sciences, Inc.	92,834

	Commercial Services - 1.5%
1,919	Western Union Co.	36,307

	Computers - 2.9%
475	International Business Machines Corp.	67,939

	Cosmetics/Personal Care - 1.5%
388	Procter & Gamble Co.	35,801

	Electronics - 1.5%
265	Honeywell International, Inc.	36,642

	Household Products/Wares - 1.4%
265	Kimberly-Clark Corp.	32,672

	Insurance - 3.2%
440	Aflac, Inc.	36,322
510	Cincinnati Financial Corp.	39,188
		75,510
	Miscellaneous Manufacturing - 1.3%
475	Siemens AG - ADR	31,151

	Oil & Gas - 3.8%
986	Royal Dutch Shell PLC - ADR	54,408
686	Total SA - ADR	35,699
		90,107
	Pharmaceuticals - 12.6%
440	Bayer AG - ADR	56,403
265	Johnson & Johnson	35,078

581	Merck & Co., Inc.	37,103
423	Novartis AG - ADR	35,655
1,285	Novo Nordisk A/S - ADR	61,192
1,091	Pfizer, Inc.	37,007
704	Sanofi - ADR	34,383
		296,821
	Real Estate Investment Trusts - 3.7%
5,228	DDR Corp.	50,607
1,338	Park Hotels & Resorts, Inc.	35,711
		86,318
	Retail - 5.6%
1,742	Kohl's Corp.	69,297
793	Wal-Mart Stores, Inc.	61,909
		131,206
	Semiconductors - 4.9%
986	Intel Corp.	34,579
1,567	QUALCOMM, Inc.	81,907
		116,486
	Telecommunications - 1.7%
1,249	Cisco Systems, Inc.	40,231

	TOTAL COMMON STOCKS (Cost - $1,543,519)	1,561,675

	SHORT-TERM INVESTMENTS - 72.5%
1,714,891	Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class, 0.89% + (a)	$1,714,891
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,714,891)	1,714,891

	TOTAL INVESTMENTS - 138.5% (Cost - $3,258,410) (a)	3,276,566
	Liabilities In Excess Of Other Assets - (38.5)%	(911,572)
	NET ASSETS - 100.0%	$2,364,994

ADR - American Depositary Receipt
+ Money Market Fund; interest rate reflects seven-day yield on August 31, 2017.
(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $3,258,410 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Horizon Funds
PORTFOLIO OF INVESTMENTS
August 31, 2017 (Unaudited)

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

In determining a Fund's NAV per share, equity securities, including common stocks and exchange traded funds, for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price (NOCP). If the NOCP is not available, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices on the primary exchange. When market quotations received are from an active market, the securities will be classified within Level 1 of the fair value hierarchy. If market quotations are not readily available, then securities are valued at fair value as determined by the Board of Trustees (or its delegate). Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by a pricing system selected by the Adviser and approved by the Board of Trustees of the Trust. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent par value. Purchased and written options are valued at the mean of the bid and the ask.

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided, as described above, are valued as determined in good faith in accordance with procedures approved by the Board of Trustees of the Trust.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2017, for the Funds' investments measured at fair value:

Horizon Active Asset Allocation Fund
Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$ 405,370,691	$ -	$ -	$ 405,370,691
Purchased Call Options	-	1,158,200	-	1,158,200
Purchased Put Options	-	454,250	-	454,250
Short-Term Investments	12,311,119	-	-	12,311,119
Total	$ 417,681,810	$ 1,612,450	$ -	$ 419,294,260

Liabilities *	Level 1	Level 2	Level 3	Total
Written Call Options	$ -	$ 117,000	$ -	$ 117,000
Written Put Options	-	925,925	-	925,925
Total	$ -	$ 1,042,925	$ -	$ 1,042,925

Horizon Active Risk Assist Fund
Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$ 349,899,307	$ -	$ -	$ 349,899,307
Closed-end Funds	18,904			18,904
Common Stocks	13,513,987			13,513,987
Purchased Call Options	-	378,450	-	378,450
Purchased Put Options	-	992,000	-	992,000
Short-Term Investments	7,555,430	-	-	7,555,430
Total	$ 370,987,628	$ 1,370,450	$ -	$ 372,358,078

Liabilities *	Level 1	Level 2	Level 3	Total
Written Call Options	$ -	$ 153,750	$ -	$ 153,750
Written Put Options	-	387,200	-	387,200
Total	$ -	$ 540,950	$ -	$ 540,950

Horizon Active Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Bond Funds	$ 189,546,402	$ -	$ -	$ 189,546,402
Equity Funds	16,535,186	-	-	16,535,186
Purchased Call Options	-	264,750	-	264,750
Short-Term Investments	9,946,429	-	-	9,946,429
Total	$ 216,028,017	$ 264,750	$ -	$ 216,292,767

Liabilities *	Level 1	Level 2	Level 3	Total
Written Call Options	$ -	$ 84,500	$ -	$ 84,500
Total	$ -	$ 84,500	$ -	$ 84,500

Horizon Active Dividend Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 1,561,675	$ -	$ -	$ 1,561,675
Short-Term Investments	1,714,891	-	-	1,714,891
Total	$ 3,276,566	$ -	$ -	$ 3,276,566

* Refer to the Portfolios of Investments for security classifications

Transfers between levels are determined as of the end of the reporting period. There were no transfers between Levels 1 and 2 for the Horizon Active Asset Allocation Fund, the Horizon Active Risk Assist Fund, Horizon Active Income Fund and the Horizon Active Dividend Fund. There were no Level 3 securities held by the Funds during the period ended August 31, 2017.

Exchange Traded Funds – The Funds may invest in exchange traded funds ("ETFs"). ETFs are a type of registered investment company that is typically purchased and redeemed at net asset value ("NAV") in large blocks of shares called "Creation Units", and bought and sold in secondary markets on a securities exchange, where its shares trade like common stock. An index-based ETF represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Alternatively, ETFs may be actively managed in accordance with a particular investment strategy. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Funds enter into option contracts to meet the requirements of their trading activities. The risk in writing a call option is that the Funds may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

When a Fund writes a call or put option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call or put option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As the writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

A Fund may purchase put and call options. The Funds engage in options transactions on individual securities, ETFs, or indices to hedge against market declines or generate returns from falling asset prices. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The average quarterly value outstanding of purchased and written options during the trailing four quarters ended August 31, 2017, were as follows:

		Horizon Active Asset Allocation Fund	Horizon Active Risk Assist Fund	Horizon Active Income Fund
Purchased Options		$ 1,856,889	$ 2,209,288	$ 77,963
Written Options		$ 633,435	$ 567,925	$ 21,125

The Horizon Active Dividend Fund did not invest in written or purchased options during the period ended August 31, 2017.

The following is a summary of the location of derivative investments on the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund and Horizon Active Income Fund's Statements of Assets and Liabilities as of August 31, 2017 respectively:

Active Asset Allocation Fund
Location on the Statement of Assets and Liabilities
Derivatives Investment Type	Asset Derivatives	Liability Derivatives
Equity Risk Contracts	Investments in securities at market value	Options written, at value

Active Asset Allocation Fund
Derivatives Investment Value
Purchased Options	$ 1,612,450
Written Options	$ 1,042,925

Active Risk Assist Fund
Location on the Statement of Assets and Liabilities
Derivatives Investment Type	Asset Derivatives	Liability Derivatives
Equity/Interest Rate Contracts	Investments in securities at market value	Options written, at value

Active Risk Assist Fund
Derivatives Investment Value
Purchased Options	$ 1,370,450
Written Options	$ 540,950

Active Income Fund
Location on the Statement of Assets and Liabilities
Derivatives Investment Type	Asset Derivatives	Liability Derivatives
Equity/Interest Rate Contracts	Investments in securities at market value	Options written, at value

Active Income Fund
Derivatives Investment Value
Purchased Options	$ 264,750
Written Options	$ 84,500

Horizon Active Risk Assist Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/Received		Net Amount
Description
Written Options	$ 540,950	(1)	$ -	$ 540,950	$ -	$ (540,950)	(2)	$ -
Total	$ 540,950		$ -	$ 540,950	$ -	$ (540,950)		$ -

Horizon Active Income Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/Received		Net Amount
Description
Written Options	$ 84,500	(1)	$ -	$ 84,500	$ -	$ (84,500)	(2)	$ -
Total	$ 84,500		$ -	$ 84,500	$ -	$ (84,500)		$ -

(1) Written options at value as presented in the Schedule of Options Written.
(2) The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

The number of option contracts written and premiums received during the nine months ended August 31, 2017 were as follows:

Horizon Active Asset Allocation
	Written Options
	Number of Contracts	Premiums Received
Options outstanding, beginning of period	20,975	$ 1,133,903
Options written	87,685	4,732,694
Options closed	(41,670)	(2,688,713)
Options exercised	(15)	(487)
Options expired	(47,175)	(1,987,340)
Options outstanding, end of period	19,800	$ 1,190,057

Horizon Active Risk Assist Fund
	Written Options
	Number of Contracts	Premiums Received
Options outstanding, beginning of period	16,100	$ 584,158
Options written	124,802	4,770,728
Options closed	(32,750)	(1,211,714)
Options exercised	-	-
Options expired	(78,202)	(2,603,083)
Options outstanding, end of period	29,950	$ 1,540,089

Horizon Active Income Fund
	Written Options
	Number of Contracts	Premiums Received
Options outstanding, beginning of period	-	$ -
Options written	3,500	305,474
Options closed	(1,250)	(89,051)
Options exercised	-	-
Options expired	(1,250)	(113,978)
Options outstanding, end of period	1,000	$ 102,445

Item 2. Controls and Procedures.

(a)
The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             Horizon Funds

By (Signature and Title)* /s/ Robert Cannon
                                              Robert Cannon, President and Principal Executive Officer

Date                                                          October 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert Cannon
                                              Robert Cannon, President and Principal Executive Officer

Date                                                         October 26, 2017

By (Signature and Title)*  /s/ Benjamin Johnson
                                               Benjamin Johnson, Treasurer and Principal Financial Officer

Date                                                         October 26, 2017

* Print the name and title of each signing officer under his or her signature.